Schedule H, Line 4i – SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR (Details) - EPB 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0590250
Plan number	002
Current value	$ 740,865,520
Participant loans	8,924,548
Asset Held for Investment	$ 749,790,068
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: Allspring Government Money Market Fund (Class Inst) | Shares, Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	17,510,397
Current value	$ 17,510,397
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio | Shares, Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,212,913
Current value	$ 1,212,913
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income Class F | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,197,433
Current value	$ 21,841,183
Investment, Identifier [Axis]: MFS International Equity Fund (Class 3A) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	562,704
Current value	$ 12,835,270
Investment, Identifier [Axis]: MFS International New Discovery Fund (Class R4) | Shares, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	440,482
Current value	$ 14,201,147
Investment, Identifier [Axis]: Mass Mutual | Group Annuity Contract #30237401
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 37,342,657
Interest rate	3.00%
Investment, Identifier [Axis]: NYLI Winslow Large Cap Growth Class I | Shares, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,884,980
Current value	$ 90,283,017
Investment, Identifier [Axis]: National Western Annuities | Shares, Group Annuity Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	56,003
Current value	$ 56,003
Investment, Identifier [Axis]: Nordson Corporation Common Stock | Shares, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	367,359
Current value	$ 88,324,154
Investment, Identifier [Axis]: Northern Trust Aggregate Bond Index Fund Non-Lending (Tier III) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	43,315
Current value	$ 5,819,435
Investment, Identifier [Axis]: Northern Trust Collective All Country World Index (ACWI) ex-US Fund Non-Lending | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	15,004
Current value	$ 4,133,735
Investment, Identifier [Axis]: Northern Trust Collective Extended Equity Market Index Fund Non-Lending (Tier III | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	60,795
Current value	$ 25,062,238
Investment, Identifier [Axis]: Northern Trust S&P 500 Index Fund Non-Lending | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	170,767
Current value	$ 118,080,100
Investment, Identifier [Axis]: State Street Target Retirement 2025 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,037,167
Current value	$ 22,707,729
Investment, Identifier [Axis]: State Street Target Retirement 2030 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,460,740
Current value	$ 34,777,293
Investment, Identifier [Axis]: State Street Target Retirement 2035 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,328,876
Current value	$ 33,338,829
Investment, Identifier [Axis]: State Street Target Retirement 2040 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,100,383
Current value	$ 28,793,730
Investment, Identifier [Axis]: State Street Target Retirement 2045 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	862,924
Current value	$ 23,440,477
Investment, Identifier [Axis]: State Street Target Retirement 2050 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	724,757
Current value	$ 20,117,075
Investment, Identifier [Axis]: State Street Target Retirement 2055 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	776,253
Current value	$ 21,661,330
Investment, Identifier [Axis]: State Street Target Retirement 2060 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	313,425
Current value	$ 8,212,977
Investment, Identifier [Axis]: State Street Target Retirement 2065 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	256,083
Current value	$ 4,657,123
Investment, Identifier [Axis]: State Street Target Retirement Income Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	725,463
Current value	$ 12,718,084
Investment, Identifier [Axis]: T. Rowe Price Institutional Large Cap Value Fund | Shares, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	794,211
Current value	$ 18,187,435
Investment, Identifier [Axis]: Vanguard Balanced Index Fund (Admiral) | Shares, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	875,401
Current value	$ 45,354,527
Investment, Identifier [Axis]: Wellington SMID Cap Research Equity Portfolio (Series 1) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,270,903
Current value	$ 30,196,662